TAXATION	12 Months Ended
Dec. 31, 2018
TAXATION
TAXATION

14.  TAXATION

Cayman Islands

Under the current laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong.

Taiwan

The Company’s consolidated entities registered in Taiwan are subject to Taiwan Enterprise Income Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Taiwan income tax laws. The applicable tax rate is 20% in Taiwan.

The PRC

The Company’s subsidiaries and VIEs registered in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws.

The PRC CIT laws apply a general enterprise income tax rate of 25% to both foreign-invested enterprises and domestic enterprises. Preferential tax treatments are granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a High and New Technology Enterprise (“HNTE”). In 2017, Ctrip Computer Technology, Ctrip Travel Information and Ctrip Travel Network reapplied for their qualification as HNTE, which were approved by the relevant government authority. Thus, these subsidiaries are entitled to a preferential EIT rate of 15% from 2017 to 2019. Qunar Software and Qunar Beijing are also entitled a preferential EIT rate of 15% from 2018 to 2020.

In 2002, the State Taxation of Administration (“SAT”) started to implement preferential tax policy in China’s western regions, and companies located in applicable jurisdictions covered by the Western Regions Catalogue are eligible to apply for a preferential income tax rate of 15% if their businesses fall within the “encouraged” category of the policy. Over the years since 2012, Chengdu Ctrip and Chengdu Ctrip International obtained approval from local tax authorities to apply the 15% tax rate for their annual tax filing subject to periodic renewals. After the initial effective period expired in 2014, the two entities were approved by the relevant government authority to renew this qualification, which will expire in 2020. In 2013, Chengdu Information obtained approval from local tax authorities to apply the 15% tax rate for its 2012 tax filing and for the years from 2013 to 2020.

Pursuant to the PRC CIT Law, all foreign invested enterprises in the PRC are subject to the withholding tax for their earnings generated after January 1, 2008. The Company expects to indefinitely reinvest undistributed earnings generated after January 1, 2008 in the onshore PRC entities. As a result, no deferred tax liability was provided on the outside basis difference from undistributed earnings after January 1, 2008.

Income/(loss) from domestic and foreign components before income tax expenses

	2016	2017	2018
	RMB (in millions)
Domestic	2,224	5,852	4,663
Foreign	(3,968)	(2,328)	(2,742)
Total	(1,744)	3,524	1,921

The loss from foreign components mainly includes the share based compensation charge, impairment for investments, foreign exchange gain/(loss) and interest income/(loss) incurred in its overseas companies.

Composition of income tax expense

The current and deferred portion of income tax expense included in the consolidated statements of income for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016	2017	2018
	RMB (in millions)
Current income tax expense	454	1,453	1,425
Deferred tax expense/(benefit)	28	(168)	(632)
Income tax expense	482	1,285	793

Income tax expense was RMB793 million (US$115 million) in the year ended December 31, 2018, decrease from RMB1.3 billion in the year ended 2017. The effective income tax rate in year ended December 31, 2018 was 41%, as compared to 36% in the year ended 2017, mainly due to the combined impacts from change in profitability of the Group, changes in the profits of the Company’s subsidiaries with different tax rates and decrease of non-deductible share-based compensation expenses.

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016	2017	2018
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries with preferential tax rates	8%	6%	(23)%
Non-deductible expenses and non-taxable income incurred	(51)%	3%	37%
Change in valuation allowance	(10)%	2%	2%
Effective CIT rate	(28)%	36%	41%

The change in the Group’s effective tax rates from year over year is primarily attributable to the tax differential from certain subsidiaries with preferential tax rates as well as the non-deductible expenses.

The non-deductible expenses are primarily attributable to the share-based compensation charge of RMB3.6 billion, RMB1.8 billion and RMB1.7 billion for the years ended December 31, 2016, 2017 and 2018, respectively, and the losses from the equity securities investments measured at fair value change of RMB3.1 billion for the year ended December 2018, which was not deductible according to the PRC tax laws. For the years ended December 31, 2016, 2017 and 2018, such non-deductible expense increased the income tax in the amount of RMB890 million, RMB458 million and RMB790 million, respectively by using enacted tax rate of 25%, which led to the increase of effective tax rate of -51%,  13% and 41% respectively. The remaining impact from the non-deductible expenses comes from the other expenses incurred on the Company level which is also not subject to income tax.

The provisions for income taxes for the years ended December 31, 2016, 2017 and 2018 differ from the amounts computed by applying the CIT primarily due to preferential tax rate enjoyed by certain subsidiaries and VIEs of the Company. The following table sets forth the effect of preferential tax on China operations:

	2016	2017	2018
	RMB (In millions, except per share data)
Tax holiday effect	178	345	520
Basic net income per ADS effect	0.38	0.65	0.95
Diluted net income per ADS effect	0.38	0.60	0.92

For the years ended December 31, 2016, 2017 and 2018, the impacts on effective tax rates from the Company’s major subsidiaries with preferential tax rates are as follows:

	Impact on the effective tax rates
		2016	2017	2018
Ctrip Computer Technology (Shanghai) Co., Ltd.	15%	4.2%	(1.6)%	(5.5)%
Ctrip Travel Information Technology (Shanghai) Co., Ltd.	15%	1.9%	(1.6)%	(4.0)%
Ctrip Travel Network Technology (Shanghai) Co., Ltd.	15%	7.4%	(1.6)%	(5.7)%
Chengdu Information Technology Co., Ltd.	15%	1.4%	(2.1)%	(3.2)%
The Company and its subsidiaries in Hong Kong and	16.5%
Cayman	0%	0.8%	15.4%	1.7%
Qunar and subsidiaries	15%	(5.9)%	(1.0)%	(5.0)%
Others	15%	(1.6)%	(1.1)%	(1.3)%
Total		8.2%	6.4%	(23.0)%

Significant components of deferred tax assets and liabilities:

	2017	2018
	RMB (in millions)
Accrued expenses	331	532
Loss carry forward	151	191
Accrued liability for customer reward related programs	99	57
Accrued staff salary	4	65
Others	74	243
Less: Valuation allowance of deferred tax assets	(197)	(238)
Total deferred tax assets	462	850

Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,895)	(3,838)

Net deferred tax (liabilities)/assets	(3,433)	(2,988)

Movement of valuation allowances:

	2016	2017	2018
	RMB (in millions)
Balance at beginning of year	31	150	197
Current year additions	119	47	41
Balance at end of year	150	197	238

As of December 31, 2017 and 2018, valuation allowance of RMB197 million and RMB238 million was mainly provided for operating loss carry forwards related to certain subsidiary based on then assessment where it is more likely than not that such deferred tax assets will not be realized. If events were to occur in the future that would allow the Company to realize more of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred.

As of December 31, 2018, the Group had net operating tax loss carry forwards amounted to RMB875 million which will expire from 2019 to 2022 if not used.

As of December 31, 2017 and 2018, the unrecognized tax benefit and accrual is nil.

Qunar, one of the Company’s subsidiaries acts as an agent for its air travel facilitating services including aviation insurance policies (the “Aviation Insurance Arrangements”),  presents revenues from such transactions on a net basis. Under the current PRC CIT Laws and regulations, Qunar’s existing business arrangement more likely than not will subject Qunar to income taxes on a gross basis for the Aviation Insurance Arrangements. The difference between the net revenue and the gross revenue is considered as deemed revenue for additional income taxes. The associated income tax expense is calculated by applying the applicable tax rate to the deemed revenue amount and includes the late payment interest based on the applicable tax rules. Such liabilities primarily represent the tax provision made with respect to the deemed revenue from these transactions. It is possible that the amount accrued will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this time.